Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets (Table)

	December 31, 2025	December 31, 2024
Insurance and other claims	$6,358	$1,606
Advances to suppliers and other assets	3,556	5,628
Prepaid insurances	3,873	1,732
Other (1)	19,836	22,983
Total	$33,623	$31,949

(1)	Includes mainly current portion of the straight-line basis of revenue recognition.